Offerings	Apr. 25, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.65% Senior Notes due 2032
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	997.28
Maximum Aggregate Offering Price	$ 498,640,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,341.78
Offering Note	1 This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-275276) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.05% Senior Notes due 2035
Amount Registered | shares	1,250,000
Proposed Maximum Offering Price per Unit	999.00
Maximum Aggregate Offering Price	$ 1,248,750,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 191,183.63
Offering Note	See Offering Note 1.